Unit Activity	6 Months Ended
Jun. 30, 2023
Unit Activity
Unit Activity

17) Unit Activity

The following table shows the movement in number of common units, Class B Units, general partner units and Series A Preferred Units from December 31, 2022 until June 30, 2023:

			General	Convertible
(in units)	Common Units	Class B Units	Partner Units	Preferred Units
December 31, 2022	34,045,081	252,405	640,278	3,541,666
February 9, 2023: Quarterly conversion of Class B Units	—	—	—	—
May 11, 2023: Quarterly conversion of Class B Units	—	—	—	—
June 30, 2023	34,045,081	252,405	640,278	3,541,666